Fair Value of Financial Instruments - Continuity Schedule of Contingent Consideration Payable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	$ 567,031
Ending balance	422,002	$ 567,031
Contingent consideration payable | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	374	19,054
Additions	14,371	100
Unrealized gain (loss) from changes in fair value	5	30
Payments	(250)	(18,810)
Ending balance	14,500	374
Contingent consideration payable | Level 3 | Thrive
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	0
Additions	14,371	0
Unrealized gain (loss) from changes in fair value	0	0
Payments	0	0
Ending balance	14,371	0
Contingent consideration payable | Level 3 | Whistler
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	18,766
Additions	0	0
Unrealized gain (loss) from changes in fair value	0	44
Payments	0	(18,810)
Ending balance	0	0
Contingent consideration payable | Level 3 | Reliva)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	124	138
Additions	0	0
Unrealized gain (loss) from changes in fair value	5	(14)
Payments	0	0
Ending balance	129	124
Contingent consideration payable | Level 3 | Immaterial transactions
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	250	150
Additions	0	100
Unrealized gain (loss) from changes in fair value	0	0
Payments	(250)	0
Ending balance	$ 0	$ 250